Fair Value - Narrative (Details) - Corporate bonds $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	$ 60.7
Transfer from level 2 to level 1	$ 184.1